Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN GLOBAL TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2018